LORD ABBETT RESEARCH FUND, INC.
90 Hudson Street
Jersey City, NJ 07302

August 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on
Form N-14 of Lord Abbett Research Fund, Inc. (the
“Company”), File Nos. 333-190007 and 811-06650

Ladies and Gentlemen:

Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Company is Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s Registration Statement on Form N-14 (the “Registration Statement”), which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on July 18, 2013. The Amendment relates to the proposed reorganization of Lord Abbett Classic Stock Fund, a series of the Company, into Lord Abbett Calibrated Dividend Growth Fund, another series of the Company.

The Amendment is being filed for the purposes of:  (1) including certain information as of the Record Date; (2) filing the accountant’s consent; and (3) responding to comments received from the Commission staff.  The Company is proposing that the Registration Statement become effective on August 20, 2013 or on such date as the Commission, acting pursuant to Section 8(a) of the 1933 Act, may determine.

The Company acknowledges in connection with this filing the following: (1) it is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (2) Commission staff comments or changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (3) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary